Capital Lease Obligations	6 Months Ended
Jul. 13, 2013
Capital Lease Obligations

7. CAPITAL LEASE OBLIGATIONS

The Company has a number of capital leases in effect for store properties and equipment. The initial lease terms generally range up to twenty-five years and will expire at various times through 2032, with options to renew for additional periods. The majority of the store leases provide for base rental, plus real estate taxes, insurance, common area maintenance and other operating expenses applicable to the leased premises. Some leases contain escalation clauses for future rents and contingent rents based on sales volume.

As of July 13, 2013, future minimum lease rental payments applicable to capital lease obligations follow (dollars in thousands):

2013 (remaining period)	$13,546
2014	28,121
2015	25,374
2016	24,040
2017	19,950
Thereafter	65,842

Total minimum lease payments	176,873
Less amounts representing interest	(69,466)

Present value of net minimum lease payments	107,407
Less current obligations	(14,056)

Long-term obligations	$93,351

The Company entered into sale-leaseback transactions in various years involving certain properties that did not qualify for sale-leaseback accounting as the lease agreements included various forms of continuing involvement. As a result, the transactions have been classified as financing transactions in accordance with FASB ASC Topic 840, “Leases.”

Under the financing method, the assets remain on the condensed consolidated balance sheet and proceeds received by the Company from these transactions are recorded as capital lease obligations, allocated between land and building. Payments under these leases are applied as payments of imputed interest and deemed principal on the underlying building obligations, with no underlying cash payments deemed attributable to the land obligations. The related land assets are not depreciated, and at the end of the lease terms, the remaining capital lease obligations will equal the net book value of the land. The capital lease obligations as of July 13, 2013 and December 29, 2012 include $48.8 million of obligations related to land not reflected in the table above. At the expiration of the lease terms, which range from 2023 to 2068, or when the Company’s continuing involvement under the lease agreements ends, the related land and obligations will be removed from the balance sheet, with no underlying cash payments.